Property and Equipment (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Subtotal	$ 3,738,907	$ 762,467
Less: accumulated depreciation	(3,191,387)	(252,401)
Property and equipment, net	547,520	510,066
Land [Member]
Subtotal	360,081	363,416
Buildings and leasehold improvements [Member]
Subtotal	2,115,155	290,403
Machinery and equipment [Member]
Subtotal	1,236,493	87,356
Office equipment [Member]
Subtotal	$ 27,178	$ 21,292